CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₨ in Millions, $ in Millions	INR (₨) shares	USD ($) shares	Equity Shares INR (₨) shares	Equity Shares USD ($) shares	Additional Paid In Capital INR (₨)	Additional Paid In Capital USD ($)	Retained Earnings INR (₨)	Retained Earnings USD ($)	Statutory Reserve INR (₨)		Statutory Reserve USD ($)	[1]	Accumulated Other Comprehensive Income (Loss) INR (₨)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total HDFC Bank Limited Shareholders' Equity INR (₨)	Total HDFC Bank Limited Shareholders' Equity USD ($)	Noncontrolling Interest INR (₨)	Noncontrolling Interest USD ($)
Balance at Mar. 31, 2016	₨ 870,795.2		₨ 5,056.4		₨ 412,264.5		₨ 290,542.4		₨ 149,931.6				₨ 11,515.3		₨ 869,310.2		₨ 1,485.0
Balance at Mar. 31, 2016 | shares			2,528,186,517	2,528,186,517
Shares issued upon exercise of options	22,615.1		₨ 68.7		22,546.4										22,615.1
Shares issued upon exercise of options (in shares) | shares			34,359,200	34,359,200
Share-based compensation	8,203.2				8,203.2										8,203.2
Dividends, including dividend tax	(29,280.9)						(29,280.9)								(29,280.9)
Change in ownership interest in subsidiary	9.7				(292.3)		452.2								159.9		(150.2)
Shares issued to noncontrolling interest	301.9														0.0		301.9
Transfer to statutory reserve	0.0						(37,771.6)		37,771.6						0.0
Net income	140,740.6						140,529.8								140,529.8		210.8
Net change in accumulated other comprehensive income	14,516.3												14,516.3		14,516.3
Balance at Mar. 31, 2017	1,027,901.1		₨ 5,125.1		442,721.8		364,471.9		187,703.2	[1]			26,031.6		1,026,053.6		1,847.5
Balance at Mar. 31, 2017 | shares			2,562,545,717	2,562,545,717
Shares issued upon exercise of options	27,259.1		₨ 65.1		27,194.0										27,259.1
Shares issued upon exercise of options (in shares) | shares			32,544,550	32,544,550
Share-based compensation	6,594.6				6,594.6										6,594.6
Dividends, including dividend tax	(34,490.3)						(34,490.3)								(34,490.3)
Change in ownership interest in subsidiary	(143.3)				60.0										60.0		(203.3)
Shares issued to noncontrolling interest	366.5														0.0		366.5
Transfer to statutory reserve	0.0						(45,620.3)		45,620.3	[1]					0.0
Net income	178,833.9						178,514.9								178,514.9		319.0
Net change in accumulated other comprehensive income	(29,828.3)												(29,828.3)		(29,828.3)
Balance at Mar. 31, 2018	₨ 1,176,493.3		₨ 5,190.2		476,570.4		462,876.2		233,323.5	[1]			(3,796.7)		1,174,163.6		2,329.7
Balance at Mar. 31, 2018 | shares	2,595,090,267	2,595,090,267	2,595,090,267	2,595,090,267
Adoption of accounting standard	₨ 0.0						268.0						(268.0)		0.0
Shares issued in public offering (net of issuance cost of Rs. 1,262.9 million)	235,896.2		₨ 208.9		235,687.3										235,896.2
Shares issued in public offering (in Shares) | shares			104,444,039	104,444,039
Shares issued upon exercise of options	22,008.2		₨ 47.5		21,960.7										22,008.2
Shares issued upon exercise of options (in shares) | shares			23,772,304	23,772,304
Share-based compensation	5,343.3				5,343.3										5,343.3
Dividends, including dividend tax	(41,015.2)						(41,015.2)								(41,015.2)
Change in ownership interest in subsidiary	0.0				201.9										201.9		(201.9)
Shares issued to noncontrolling interest	459.8														0.0		459.8
Transfer to statutory reserve	0.0						(54,997.6)		54,997.6	[1]					0.0
Net income	220,565.5	$ 3,189.2					220,103.8								220,103.8		461.7
Net change in accumulated other comprehensive income	15,873.5	229.5											15,873.5		15,873.5
Balance at Mar. 31, 2019	₨ 1,635,624.6	$ 23,649.9	₨ 5,446.6	$ 78.8	₨ 739,763.6	$ 10,696.4	₨ 587,235.2	$ 8,491.0	₨ 288,321.1	[1]	$ 4,168.9		₨ 11,808.8	$ 170.7	₨ 1,632,575.3	$ 23,605.8	₨ 3,049.3	$ 44.1
Balance at Mar. 31, 2019 | shares	2,723,306,610	2,723,306,610	2,723,306,610	2,723,306,610

[1]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.